Supplementary Oil And Gas Information (Unaudited) - Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves 1 [Roll Forward]
Sales of crude oil and natural gas produced, net of production costs	$ (18,174)	$ (23,242)	$ (16,149)
Net changes in sales prices and production costs	(47,145)	79,291	74,558
Extensions, discoveries and improved recovery	8,196	6,198	2,948
Changes in estimated future development costs	(1,511)	(3,640)	(2,773)
Purchases of proved reserves in place	0	5,745	4,010
Sales of proved reserves in place	(47)	0	(1)
Revisions of previous reserve estimates	6,647	(9,956)	(186)
Accretion of discount	17,769	10,712	3,460
Changes in production timing and other	(2,831)	5,463	6,638
Net change in income taxes	8,834	(16,357)	(17,232)
Net change	(28,262)	54,214	55,273
Balance - beginning of year	136,998	82,784	27,511
Balance - end of year	$ 108,736	$ 136,998	$ 82,784